SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Revenue	$ 17,954,717	$ 16,358,207	$ 27,744,215	$ 9,402,651	$ 10,826,164	$ 5,737,255	$ 7,218,385	$ 2,168,763	$ 71,459,790	$ 25,950,567	$ 31,990,874
Total expenses	511,778	365,301	988,185	828,781	832,540	610,856	542,382	557,142	2,694,045	2,542,920	1,935,122
Net income	$ 17,442,939	$ 15,992,906	$ 26,756,030	$ 8,573,870	$ 9,993,624	$ 5,126,399	$ 6,676,003	$ 1,611,621	$ 68,765,745	$ 23,407,647	$ 30,055,752
Net income (loss) per unit (in dollars per unit)	$ 1.329	$ 1.219	$ 2.039	$ 0.653	$ 0.762	$ 0.391	$ 0.509	$ 0.123	$ 5.241	$ 1.784	$ 2.291